RIGHT TO USE ASSETS AND LIABILITIES - OPERATING LEASES	9 Months Ended	12 Months Ended
	Feb. 28, 2022	May 31, 2021
Disclosure Text Block [Abstract]
Lessee, Operating Leases [Text Block]

Note 9 – Right to Use Assets and Liabilities – Operating Leases

The Company has operating leases for offices and warehouses. The Company’s leases have remaining lease terms of 1 year to 10.5 years, some of which include options to extend.

The Company’s lease expense for the three and nine months ended February 28, 2022 was entirely comprised of operating leases and amounted to $73,874 and $323,218, respectively. The Company’s right of use (“ROU”) asset amortization for the three and nine months ended February 28, 2022 was $82,479 and $240,736, respectively. The difference between the lease expense and the associated ROU asset amortization consists of interest.

The Company has recorded total right to use assets of $4,112,876 and liabilities in the amount of $4,069,476 through February 28, 2022, resulting in gains in the amount of $28,511 during the year ended May 31, 2020 and $14,899 during the year ended May 31, 2021. During the year ended May 31, 2020, the Company entered into agreements to amend certain of its operating leases. The lease of the dispensary and administrative offices at 1800 Industrial Road was extended from June 30, 2023 to February 28, 2030, and the lease of the offices at 1718 Industrial Road was extended from August 31, 2020 to August 31, 2022. During the year ended May 31, 2021, the Company entered into an agreement to extend the lease of its cultivation and processing facility at 203 E. Mayflower Avenue through February 28, 2030.

On October 20, 2021, pursuant to the Quinn River Joint Venture Agreement (see note 4), the Company, through Kealii Okamalu, entered into a lease agreement (the “Quinn River Lease”) for approximately 30 acres of land for purposes of building and operating a facility to grow cannabis. The lease has a term of 10 years, with a 10-year renewal option, from the date of the initial harvest produced under the Quinn River Joint Venture Agreement, which is expected to occur in the first quarter of fiscal 2023. Rent is $3,500 per month. The initial amount of the right to use asset and operating lease liability under the Quinn River Lease was $221,469.

Right to use assets – operating leases are summarized below:

February 28, 2022
Amount at inception of leases	$4,112,876
Amount amortized	(1,874,191)
Balance – February 28, 2022	$2,238,685

Operating lease liabilities are summarized below:

Amount at inception of leases	$4,069,476
Amount amortized	(1,787,472)
Balance – February 28, 2022	$2,282,004

Warehouse and offices	$2,055,145
Land	218,488
Office equipment	8,371
Balance – February 28, 2022	$2,282,004

Lease liability	$2,282,004
Less: current portion	(311,540)
Lease liability, non-current	$1,970,464

Maturity analysis under these lease agreements is as follows:

Twelve months ended February 28, 2023	$496,066
Twelve months ended February 28, 2024	499,103
Twelve months ended February 28, 2025	512,532
Twelve months ended February 28, 2026	526,358
Twelve months ended February 28, 2027	226,297
Thereafter	799,417
Total	$3,059,773
Less: Present value discount	(777,769)
Lease liability	$2,282,004

NOTE 10 – RIGHT TO USE ASSETS AND LIABILITIES – OPERATING LEASES

The Company has operating leases for offices and warehouses. The Company’s leases have remaining lease terms of 1 year to 4 years, some of which include options to extend.

The Company’s lease expense for the year ended May 31, 2021 was entirely comprised of operating leases and amounted to $495,114. The Company’s right of use (“ROU”) asset amortization for the year ended May 31, 2021 was $341,035. The difference between the lease expense and the associated ROU asset amortization consists of interest.

The Company has recorded total right to use assets of $2,703,821 and liabilities in the amount of $2,675,310 through May 31, 2020, resulting in a gain in the amount of $28,511. During the year ended May 31, 2020, the Company entered into agreements to amend certain of its operating leases. The lease of the dispensary and administrative offices at 1800 Industrial Road was extended from June 30, 2023 to February 28, 2030, and the lease of the offices at 1718 Industrial Road was extended from August 31, 2020 to August 31, 2022. During the year ended May 31, 2021, the Company entered into an agreement to extend the lease of its cultivation and processing facility at 203 E. Mayflower Avenue through February 28, 2030; a gain in the amount of $14,889 was recorded on this transaction. The modification resulted in an increase to right of use assets in the amount of $1,187,615 and an increase in lease liabilities in the amount of $1,172,726.

Right to use assets – operating leases are summarized below:

May 31, 2021
Amount at inception of leases	$3,891,437
Amount amortized	(1,641,428)
Balance – May 31, 2021	$2,250,009

Operating lease liabilities are summarized below:

Amount at inception of leases	$3,848,038
Amount amortized	(1,581,619)
Balance – May 31, 2021	$2,266,419

May 31, 2021
Warehouses and offices	$2,250,009
Lease liability	$2,266,419
Less: current portion	(287,125)
Lease liability, non-current	$1,979,294

Maturity analysis under these lease agreements is as follows:

Twelve months ended May 31, 2022	$458,148
Twelve months ended May 31, 2023	449,071
Twelve months ended May 31, 2024	458,205
Twelve months ended May 31, 2025	471,732
Twelve months ended May 31, 2026	407,415
Thereafter	719,933
Total	$2,964,504
Less: Present value discount	(698,085)
Lease liability	$2,266,419